Summary Prospectus
1 February 2022

Artisan Developing World Fund
Investor: ARTYX |  Advisor: APDYX |  Institutional: APHYX
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund, including the statement of additional information, online at http://hosted.rightprospectus.com/Artisan. You can also get this information at no cost by calling 1.800.344.1770 or by sending an e-mail request to artisanprospectus@dfsco.com. The Fund’s current prospectus and statement of additional information, both dated 1 February 2022, each as supplemented from time to time, are incorporated by reference into this summary prospectus.
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available online at http://connect.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you invest directly with the Fund, by calling 800.344.1770 or by enrolling on Artisan Partners Funds’ website at www.artisanpartners.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Artisan Partners Funds held in your account if you invest through your financial intermediary or all Artisan Partners Funds held with the fund complex if you invest directly with the Fund.
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees (fees paid directly from your investment)
	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Advisor	Institutional
Management Fees	0.98%	0.98%	0.98%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.28	0.11	0.02
Total Annual Fund Operating Expenses	1.26	1.09	1.00
Expense Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor	$128	$400	$692	$1,523
Advisor	$111	$347	$601	$1,329
Institutional	$102	$318	$552	$1,225

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126.20% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities that offers exposure to developing world economies. In pursuit of this goal, the team generally invests substantially in equity securities of issuers domiciled in or economically tied to countries the team considers to have characteristics typical of the developing world, including companies based in developed markets. The team believes a portfolio of companies with these characteristics will be well positioned to deliver attractive risk-adjusted returns over the long term.
Under normal circumstances, the Fund invests substantially in equity securities of issuers domiciled in or economically tied to one or more markets in the developing world. The team generally considers developing world to include countries that are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging or frontier markets indices, or that are classified under a similar corresponding classification, by organizations such as the World Bank, United Nations, International Finance Corporation or the International Monetary Fund. For purposes of the Fund’s investments, a determination that an issuer is economically tied to one or more markets in the developing world is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, the source of its revenues and/or whether the issuer is indirectly exposed to the risks or economic fortunes of a developing market.
The Fund may invest in US and non-US companies of all market capitalizations.
The Fund may invest in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund‘s prospectus, but may be called different names by issuers).
Principal Risks
Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:
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Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.
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Active Management Risks —The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices.
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Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
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Developing Markets Risks—Investment risks typically are greater in developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in developing market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Developing market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain developing markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many developing market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.
China-Related Risks: Because the Fund typically invests a significant portion of its assets in equity securities of Chinese companies, it is particularly affected by events or factors related to China, which may increase risk and volatility.
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Summary Prospectus—Artisan Partners Funds

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Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
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Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
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Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
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Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
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Participation Certificates Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
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High Portfolio Turnover Risks —The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with a less active trading strategy. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
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Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
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Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Performance
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Calendar Year by Year Total Returns (%)

Highest/Lowest Quarter Returns (%)
During the time period shown in the bar chart.
Highest Quarter	38.34	June 30, 2020
Lowest Quarter	-9.37	September 30, 2021
Average Annual Total Returns—(For Periods Ended 31 December 2021)
The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended 31 December 2021. The index information is intended to permit you to compare the Fund’s performance to market performance.
After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
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Summary Prospectus—Artisan Partners Funds

The "Return after taxes on distributions and sale of Fund shares" for the one-year period ended 31 December 2021 is greater than the "Return before taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable gains.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
For Periods Ended 31 December 2021 (%)
Investor	1-Year	5-Year	Since Inception	Inception Date
Return before taxes	-9.90%	21.38%	15.71%	June 29, 2015
Return after taxes on distributions	-12.15%	20.16%	14.80%
Return after taxes on distributions and sale of Fund shares	-4.98%	17.18%	12.65%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.54%	9.87%	6.34%
Advisor
Return before taxes	-9.72%	21.58%	15.93%	June 29, 2015
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.54%	9.87%	6.34%
Institutional
Return before taxes	-9.64%	21.68%	16.03%	June 29, 2015
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.54%	9.87%	6.34%
Updated performance information may be obtained by calling 800.344.1770. Updated performance information is also available at www.artisanpartners.com.
Portfolio Management
Investment Adviser: Artisan Partners Limited Partnership (“Artisan Partners”)
Portfolio Manager	Title	Length of Service
Lewis S. Kaufman	Managing Director and Portfolio Manager, Artisan Partners	Since June 2015 (inception)
Purchase and Sale of Fund Shares

Minimum Investments	Investor	Advisor	Institutional
To open an account	$1,000	$250,000	$1,000,000
To add to an account	No minimum	No minimum	No minimum
Minimum balance required	$1,000	$250,000	$1,000,000
The Fund will waive the minimum investment requirements for certain employee benefit plans and certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances.
You may purchase, exchange or redeem shares of the Fund each day the New York Stock Exchange is open for regular session trading at the Fund’s net asset value next calculated after receipt and acceptance of your request in good order. To purchase, exchange or redeem shares you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares directly through the Fund, you should contact the Fund by phone at 800.344.1770 (866.773.7233 for Institutional Shares), by regular mail at Artisan Partners Funds, P.O. Box 219322, Kansas City, MO 64121-9322, or by express, certified or registered mail at Artisan Partners Funds, 430 W. 7th Street, Suite 219322, Kansas City, MO 64105-1407. Some redemptions require Medallion signature guarantees.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, except when you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you invest through such tax-advantaged arrangements, you may be subject to tax upon withdrawal from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, the investment adviser and/or the distributor may pay the financial intermediary for the services provided to the Fund and its shareholders. The investment adviser and/or the distributor may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Summary Prospectus—Artisan Partners Funds